Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 89.3%

Security	Principal Amount (000’s omitted)	Value
Education — 2.6%
Michigan State University, (SPA: Royal Bank of Canada), 0.24%, 8/15/30(1)	$1,000	$1,000,000
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	287,102
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	154,941
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	267,075
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	110,253

		$1,819,371

Electric Utilities — 2.5%
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/23	$780	$845,005
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	190,859
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	252,988
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	206,334
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	290,512

		$1,785,698

Escrowed/Prerefunded — 1.9%
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$169,628
Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	500	539,140
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	217,814
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/25	120	130,545
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/26	115	125,105
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/27	170	184,938

		$1,367,170

General Obligations — 18.1%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$125	$137,764
Brookline, MA, 5.00%, 3/15/30	500	642,320
Campton Township, IL, 5.00%, 12/15/22	200	218,890
Campton Township, IL, 5.00%, 12/15/23	105	118,263
Channahon, IL, 4.00%, 12/1/20	220	223,773
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	57,979
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	479,192
Hawaii, 5.00%, 1/1/30	1,000	1,261,850
Illinois, 5.00%, 9/1/27	2,500	2,427,225
Katy Independent School District, TX, (PSF Guaranteed), 0.825%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(2)	1,000	994,740
La Grange Park District, IL, 5.00%, 12/1/20	395	404,081
Lakeland, FL, 5.00%, 10/1/21	50	52,876
Lakeland, FL, 5.00%, 10/1/22	100	109,409

Security	Principal Amount (000’s omitted)	Value
Lakeland, FL, 5.00%, 10/1/24	$50	$58,179
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	274,695
New York, NY, (LOC: TD Bank, N.A.), 0.21%, 9/1/27(1)	500	500,000
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/29	1,000	1,052,880
Texas, (Texas Water Development Board), 5.00%, 8/1/25	850	892,602
Texas, (Texas Water Development Board), Prerefunded to 8/1/21, 5.00%, 8/1/27	740	778,125
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	30,246
West Virginia, 5.00%, 12/1/30	820	1,050,002
Wickliffe School District, OH, 5.00%, 12/1/27	840	1,025,573

		$12,790,664

Hospital — 5.3%
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 2.07%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	$500	$508,305
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	27,245
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,055
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,183,740
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.79%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	975	957,450
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	200,776
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	33,888
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	97,368
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	38,473
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	41,706
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	240,403
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	158,841
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	215,200

		$3,730,450

Housing — 8.9%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 0.20%, 7/1/49(1)	$1,500	$1,500,000
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	699,496
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	365	369,844
New York City Housing Development Corp., NY, 1.70%, 11/1/20	200	200,558
New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	166,412
New York Mortgage Agency, 1.85%, 4/1/26	1,000	1,004,270
New York Mortgage Agency, 1.95%, 4/1/27	1,000	1,004,930
New York Mortgage Agency, 2.05%, 4/1/28	255	256,339
New York Mortgage Agency, 2.10%, 10/1/28	350	352,233
New York Mortgage Agency, 2.25%, 4/1/30	325	324,867
New York Mortgage Agency, 2.30%, 10/1/30	395	401,209

		$6,280,158

Insured-Education — 1.0%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$550	$695,910

		$695,910

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.8%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$261,205
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	261,288
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	260,825
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	225	234,414
New Britain, CT, (BAM), 5.00%, 3/1/25	50	58,153
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	117,042
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,937
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,302
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,126

		$1,300,292

Insured-Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$208,714

		$208,714

Insured-Special Tax Revenue — 0.0%(3)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,497

		$11,497

Insured-Transportation — 4.3%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,206,950
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,810,263

		$3,017,213

Insured-Water and Sewer — 0.0%(3)
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$26,089

		$26,089

Lease Revenue/Certificates of Participation — 4.0%
Aspen Fire Protection District, CO, 4.00%, 12/1/23	$120	$131,368
Aspen Fire Protection District, CO, 4.00%, 12/1/25	255	289,086
Aspen Fire Protection District, CO, 4.00%, 12/1/26	225	258,919
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	254,997
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	339,576
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	131,072
Palm Beach County School Board, FL, 5.00%, 8/1/31	1,000	1,159,310
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	260,132

		$2,824,460

Other Revenue — 14.7%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.019%, (70% of 1 mo. USD LIBOR + 0.33%), 10/1/47(2)	$2,000	$1,964,700
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	105,547
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	392,479
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	545	646,577
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	709,362
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,617,855
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.79%, (SIFMA + 0.57%), 12/1/23 (Put date), 8/1/48(2)	2,000	1,945,020
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	336,836

Security	Principal Amount (000’s omitted)	Value
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,121,860
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	318,000
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	115,387
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	118,535

		$10,392,158

Senior Living/Life Care — 3.8%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$1,334,013
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	61,290
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	61,424
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	837,561
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	51,707
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	107,614
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	152,613
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,728

		$2,655,950

Special Tax Revenue — 1.8%
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	$100	$110,237
Thornton Development Authority, CO, 4.00%, 12/1/20	100	101,814
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,020,990

		$1,233,041

Transportation — 10.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.12%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$500	$491,335
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/21(4)	625	652,875
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25(4)	760	875,201
Hawaii, Highway Revenue, 5.00%, 1/1/28	500	625,570
Hawaii, Highway Revenue, 5.00%, 1/1/30	250	315,462
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	290,485
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	1,000	1,006,560
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	107,139
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/30	270	328,104
South Carolina Transportation Infrastructure Bank, 1.11%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	1,490	1,455,894
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	1,000	1,203,990

		$7,352,615

Water and Sewer — 7.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$63,972
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	575,415
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	389,022
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	586,940
North Penn Water Authority, PA, 0.38%, (SIFMA + 0.16%), 11/1/20(2)	920	917,332

Security	Principal Amount (000’s omitted)	Value
North Penn Water Authority, PA, 0.48%, (SIFMA + 0.26%), 11/1/21(2)	$500	$495,775
North Penn Water Authority, PA, 0.68%, (SIFMA + 0.46%), 11/1/23(2)	400	393,712
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/39	1,880	2,131,319

		$5,553,487

Total Tax-Exempt Investments — 89.3% (identified cost $62,443,312)		$63,044,937

Short-Term Investments — 7.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(5)	5,258,399	$5,258,399

Total Short-Term Investments (identified cost $5,256,956)		$5,258,399

Total Investments — 96.8% (identified cost $67,700,268)		$68,303,336

Other Assets, Less Liabilities — 3.2%		$2,258,572

Net Assets — 100.0%		$70,561,908

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	11.1%
Others, representing less than 10% individually	78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 4.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(3)	Amount is less than 0.05%.

(4)	When-issued security.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2020.

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $5,258,399, which represents 7.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,591,685	$17,573,699	$(13,906,029)	$(2,395)	$1,439	$5,258,399	$11,740	5,258,399

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,044,937	$—	$63,044,937
Short-Term Investments	—	5,258,399	—	5,258,399
Total Investments	$—	$68,303,336	$—	$68,303,336

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.